Loans and Allowance for Credit Losses (Nonaccrual Status of Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	[1]	¥ 1,186,962	¥ 886,825
Loans held for sale placed on nonaccrual status		400	624
Loans acquired with deteriorated credit quality placed on nonaccrual status		12,805	26,248
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		702,896	514,026
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		372,801	118,956
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		15,207	20,108
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		60,134	76,969
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		40,523	54,189
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		132,015	157,964
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		675	5,715
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		20,270	23,204
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		29,190	18,562
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		32,081	38,359
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		189,742	96,899
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		79,817	95,645
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		62,546	66,979
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		66,636	45,173
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans		¥ 85,325	¥ 68,103

[1]	The above table does not include loans held for sale of ¥624 million and ¥400 million at March 31, 2015 and 2016, respectively, and loans acquired with deteriorated credit quality of ¥26,248 million and ¥12,805 million at March 31, 2015 and 2016, respectively.